UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21853

Northern Lights Variable Fund Trust

(Exact name of registrant as specified in charter)

450 Wireless Blvd.; Hauppauge, NY 11788

(Address of principal executive offices)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd.; Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

12/31

Date of reporting period:  9/30/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

The Critical Math Portfolio
PORTFOLIO OF INVESTMENTS
September 30, 2007 (Unaudited)
Shares		Value
	COMMON STOCKS - 34.5%
	BIOTECHNOLOGY - 2.0%
29,640	American Oriental Bioengineering, Inc. *	$ 330,486

	CHEMICALS - 4.4%
3,550	Air Products & Chemicals, Inc.	347,048
14,500	Methanex Corp.	368,300
		715,348
	ELECTRONICS - 2.0%
5,400	Thomas & Betts Corp. *	316,656

	GAS - 2.0%
5,630	Energen Corp.	321,586

	HEALTHCARE SERVICES - 2.1%
9,640	Amerigroup Corp. *	332,387

	INSURANCE - 5.7%
79	Berkshire Hathaway, Inc., Class B *	312,208
7,340	Cincinnati Financial Corp.	317,895
610	Markel Corp. *	295,240
		925,343

	MINING - 2.2%
3,400	Freeport-McMoRan Copper & Gold, Inc.	356,626

	OIL & GAS - 6.2%
6,300	Anadarko Investment Corp.	338,625
8,530	Hornbeck Offshore Services, Inc. *	313,051
20,430	Key Energy Services, Inc. *	347,310
		998,986

	SEMICONDUCTORS - 3.8%
14,950	Applied Materials, Inc.	309,465
6,940	Formfactor, Inc. *	307,928
		617,393
The Critical Math Portfolio
PORTFOLIO OF INVESTMENTS (Continued)
September 30, 2007 (Unaudited)
Shares		Value
	SOFTWARE - 4.1%
11,230	Intuit, Inc. *	$ 340,269
13,770	Sybase, Inc. *	318,500
		658,769

	TOTAL COMMON STOCKS (Cost $5,335,712)	5,573,580

	OPEN-END MUTUAL FUNDS - 18.9%
15,555	Profunds UltraBull ProFund	1,224,030
34,808	Rydex S&P 500 2x Strategy Fund	1,838,918
	TOTAL OPEN-END MUTUAL FUNDS (Cost $3,102,000)	3,062,948

	SHORT-TERM INVESTMENTS - 46.8%
	INVESTMENT COMPANY - 0.5%
76,356	Goldman Sachs Financial Square Funds, Prime Obligations Portfolio,
	to yield 5.08 due 10/1/07 (cost $ 76,356)	76,356
Principal
Amount	U.S. GOVERNMENT & AGENCY OBLIGATIONS - 46.3%
$ 7,500,000	Federal Home Loan Bank Discount Notes, to yield 3.95%,
	due 10/1/07 (cost $ 7,498,354)	7,498,354

	TOTAL SHORT-TERM INVESTMENTS (Cost $7,574,710)	7,574,710

	TOTAL INVESTMENTS - 100.2% (Cost $16,012,422) (a)	$ 16,211,238
	LIABILITIES LESS OTHER ASSETS - (0.2%)	(35,147)
	NET ASSETS - 100.0%	$ 16,176,091

(a) Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized appreciation	$ 253,254
	Unrealized depreciation	(54,438)
	Net unrealized appreciation	$ 198,816

* Non-Income producing security.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Critical Math Portfolio

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/28/07

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/28/07

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/28/07